Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Warrants [Abstract]
Warrants

Note 7. Warrants

In 2014 the Company issued 19,931 warrants (“2014 Warrants”) to certain investors. The 2014 Warrants allow each holder to purchase one share of common stock for $5.912. There have been no exercises of 2014 Warrants and as such all 19,931 warrants were outstanding as of September 30, 2018.

As part of the Loan and Security Agreement discussed in Note 5, “Long-term Debt,” in the notes to unaudited condensed financial statements, the Lenders receive warrants equal to 3.0% of the principal borrowing amounts concurrent with the borrowing. The warrants represent a right for the lender to purchase shares of the Company’s common stock at an initial exercise price of $11.169 per share. The Company issued 53,720 warrants (“Term A Warrants”) upon the drawdown of the Term A Loan in February 2018 and the Company issued 40,292 warrants (“Term B Warrants”) upon the drawdown of the Term B Loan in September 2018. There have been no exercises of Term A Warrants or Term B Warrants and as such all 53,720 warrants and 40,292 warrants were outstanding as of September 30, 2018, respectively.

Because the warrants are a freestanding instrument, indexed to the Company’s stock, they do not meet the criteria for equity classification. Therefore warrants are liability classified and subject to remeasurement at each reporting period until they are exercised, expired, or otherwise settled. The initial fair value of the warrant liability was recorded with a corresponding offset to deferred debt cost which is a reduction to the notional value of the debt.

The Company recognized a gain (loss) of $(149,000), $(131,000) and $343,000 upon the change in fair value of the warrants during the nine months ended September 30, 2018 related to the 2014 Warrants, the Term A Warrants and the Term B Warrants, respectively. The Company recognized a loss of $(32,000) upon the change in fair value of the 2014 Warrants during the nine months ended September 30, 2017.

As of September 30, 2018, the following warrants were outstanding:

	OUTSTANDING SHARES	EXERCISE PRICE PER SHARE	EXPIRATION DATE
2014 Warrants	19,931	$5.912	August 2020
Term A Warrants	53,720	$11.169	February 2025
Term B Warrants	40,292	$11.169	September 2025

	113,943

Note 6. Warrants

In 2013 the Company issued 69,000 Series A Convertible Preferred Stock warrants (“Series A Warrants”). The holder of each Series A Warrant was entitled to purchase one share of Series A Convertible Preferred Stock for $1.02. In 2016 47,791 warrants were exercised and the remaining Series A Warrants expired. There were no Series A Warrants outstanding as of December 31, 2016 and 2017.

In 2014 the Company issued 35,504 warrants (“Series B Warrants”) to certain investors. The Series B Warrants allow each holder to purchase one share of Series B Preferred stock for $3.319 and they expire in August of 2020. There have been no exercises of Series B Warrants as of December 31, 2017 and as such all 35,504 warrants were outstanding as of December 31, 2016 and 2017.